RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
9.	RELATED PARTY TRANSACTIONS AND BALANCES

a)	Due from related parties

As at December 31, 2018, there was an outstanding loan to the Chief Technology Officer of the Company for $17,989 (March 31, 2018 – $18,897). The loan has an interest rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and is denominated in Canadian dollars. During the three and nine month period ended December 31, 2018, the Company accrued interest receivable in the amount of $43 and $130 (December 31, 2017 – $47 and ($
658
)) and the remaining fluctuation in the balance from the prior year is due to changes in foreign exchange.

b)	Accounts payable and accrued liabilities

As at December 31, 2018, $1,957 (March 31, 2018 – $208,567) was owing to the CEO of the Company; $9,496 (March 31, 2018 –$135,039) was owing to the Chief Technology Officer; and $1,588 (March 31, 2018 – $116,624) was owing to the Chief Financial Officer, all related to business expenses. Balances owing are included in accounts payable or accrued liabilities.

9.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties

An outstanding loan to the Chief Operating Officer (“COO”) of the Company is for $18,897 (March 31, 2017 - $18,731). The loan has an interest rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and is denominated in Canadian dollars. During the year ended March 31, 2018, the Company accrued interest receivable in the amount of $590 (March 31, 2017 - $707); the remaining fluctuation in the balance from the prior year is due to changes in foreign exchange.

Accounts payable and accrued liabilities

(a)	As at March 31, 2018, $208,567 (March 31, 2017 - $Nil) was owing to the CEO of the Company; $135,039 (March 31, 2017 – $Nil to the former CTO) was owing to the Chief Technology Officer; and, $600 (March 31, 2017 – $97,500) was owing to the Chief Commercialization Officer, $116,624 (March 31, 2017 $Nil) was owing to the Chief Financial Officer (“CFO”), and $587,019 (March 31, 2017 – $4,135) was owing to the former CEO, all related to severance, bonuses and business expenses, all of which are included in accounts payable or accrued liabilities. Bonus amounts were paid in May 2018.

(b)	In connection with the acquisition of IMT, the Company acquired a license agreement dated June 8, 2009, with a former director as a co- licenser, pursuant to which the Company pays the director and the co-licenser an aggregate royalty of 1% of sales based on patent #8,613,691. No sales have been made, as the technology under this patent has not been commercialized.

(c)	As at the effective date of the merger pursuant to the Merger Agreement, a former director received an aggregate of 34,603 shares of the Company in return for his ownership of IMT securities, in addition to his IMT options which were as of the effective date of the merger exercisable for an aggregate of 2,402 shares of common stock of the Company.